UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Vincent P. Corti

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund® Investment portfolio June 30, 2013

Unaudited

Common stocks 94.55%
		Value
Consumer discretionary 17.58%	Shares	(000)

Amazon.com, Inc.[1]	3,937,000	$1,093,265
Home Depot, Inc.	10,500,000	813,435
Naspers Ltd., Class N	9,285,100	685,694
Burberry Group PLC	21,865,991	449,303
priceline.com Inc.[1]	501,000	414,392
Toyota Motor Corp.	6,749,900	407,662
Time Warner Inc.	6,876,700	397,611
adidas AG	3,485,478	377,196
Swatch Group Ltd, non-registered shares	498,968	273,110
Swatch Group Ltd	681,770	64,240
Honda Motor Co., Ltd.	8,757,300	325,375
Starbucks Corp.	4,050,000	265,234
Las Vegas Sands Corp.	4,916,600	260,236
Walt Disney Co.	3,800,000	239,970
Industria de Diseño Textil, SA	1,925,457	237,695
Nikon Corp.	9,438,000	220,201
CBS Corp., Class B	4,465,000	218,205
Hyundai Mobis Co., Ltd.	803,600	192,096
Tiffany & Co.	2,330,900	169,783
Ford Motor Co.	10,000,000	154,700
MGM Resorts International[1]	10,000,000	147,800
Publicis Groupe SA	1,709,746	121,734
Expedia, Inc.	2,000,000	120,300
Liberty Global, PLC, Class A1	1,500,000	111,120
LVMH Moët Hennessey-Louis Vuitton SA	548,000	88,806
General Motors Co.[1]	2,500,000	83,275
Harman International Industries, Inc.	1,510,000	81,842
Suzuki Motor Corp.	3,360,000	77,478
Arcos Dorados Holdings Inc., Class A	6,200,600	72,423
DIRECTV[1]	971,700	59,876
Christian Dior SA	370,000	59,720
Bayerische Motoren Werke AG	519,300	45,410
Wynn Macau, Ltd.	15,044,800	40,735
Kia Motors Corp.	410,000	22,294
Sands China Ltd.	2,062,000	9,717
		8,401,933

Financials 14.28%

CME Group Inc., Class A	8,208,732	623,699
American Express Co.	7,500,000	560,700
ACE Ltd.	5,933,800	530,956
Citigroup Inc.	10,782,600	517,241
AIA Group Ltd.	107,328,000	454,578
Goldman Sachs Group, Inc.	2,901,500	438,852
Prudential PLC	22,986,141	375,828
Common stocks
		Value
Financials (continued)	Shares	(000)

JPMorgan Chase & Co.	6,720,000	$ 354,749
HSBC Holdings PLC	29,973,692	310,914
Moody's Corp.	4,657,100	283,757
ICICI Bank Ltd. (ADR)	4,758,700	182,020
ICICI Bank Ltd.	2,800,000	50,452
Weyerhaeuser Co.[1]	7,105,000	202,421
ORIX Corp.	14,399,940	196,732
Morgan Stanley	7,500,000	183,225
Sumitomo Mitsui Financial Group, Inc.	3,960,000	181,670
AXA SA	8,612,650	169,225
Allianz SE	1,039,800	151,925
Tokio Marine Holdings, Inc.	4,550,000	144,281
Barclays PLC	27,546,100	116,660
Standard Chartered PLC	5,288,700	114,786
BNP Paribas SA	2,014,250	110,052
Bank of Nova Scotia	1,690,000	90,341
Sampo Oyj, Class A	2,299,900	89,630
Deutsche Bank AG	2,000,000	83,710
DNB ASA	5,094,318	73,760
ING Groep NV, depository receipts[1]	8,060,000	73,439
Rayonier Inc.[1]	1,194,800	66,180
Investor AB, Class B	2,000,000	53,772
Bank of China Ltd., Class H	96,350,000	39,628
		6,825,183

Health care 13.67%

Novo Nordisk A/S, Class B	11,247,317	1,752,824
Bayer AG	6,039,860	644,116
Gilead Sciences, Inc.[1]	9,715,200	497,515
Baxter International Inc.	5,731,000	396,986
Regeneron Pharmaceuticals, Inc.[1]	1,422,000	319,779
Merck & Co., Inc.	6,593,573	306,271
Novartis AG	4,055,000	288,064
Celgene Corp.[1]	2,428,800	283,951
Roche Holding AG	1,126,300	280,219
Bristol-Myers Squibb Co.	5,519,500	246,666
Intuitive Surgical, Inc.[1]	422,000	213,777
UCB SA	3,698,872	199,254
Edwards Lifesciences Corp.[1]	2,382,000	160,070
Sonic Healthcare Ltd.	11,432,400	154,846
Grifols, SA, Class B (ADR)	3,829,500	109,064
Grifols, SA, Class B, non-registered shares	1,576,222	44,542
AstraZeneca PLC	2,965,000	140,475
Hospira, Inc.[1]	3,240,000	124,124
Vertex Pharmaceuticals Inc.[1]	1,550,000	123,799
Pfizer Inc.	4,000,000	112,040
Mindray Medical International Ltd., Class A (ADR)	2,674,000	100,141
Fresenius Medical Care AG & Co. KGaA	350,000	24,843
Sonova Holding AG	120,658	12,800
		6,536,166

Information technology 11.62%

Google Inc., Class A1	964,800	849,381
Taiwan Semiconductor Manufacturing Co. Ltd.	168,681,994	624,727
Common stocks
		Value
Information technology (continued)	Shares	(000)

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	$ 91,600
ASML Holding NV	5,286,281	417,119
ASML Holding NV (New York registered)	2,564,870	202,881
Microsoft Corp.	11,985,000	413,842
Texas Instruments Inc.	10,581,791	368,987
VeriSign, Inc.[1]	6,152,044	274,750
ARM Holdings PLC	20,348,144	246,041
Murata Manufacturing Co., Ltd.	2,963,300	225,579
Avago Technologies Ltd.	5,560,000	207,833
International Business Machines Corp.	850,000	162,444
Oracle Corp.	5,238,000	160,911
Amphenol Corp., Class A	1,820,000	141,851
Samsung Electronics Co. Ltd.	119,200	140,070
Nintendo Co., Ltd.	1,120,800	132,218
MasterCard Inc., Class A	225,000	129,263
OMRON Corp.	4,325,000	128,730
Hewlett-Packard Co.	5,000,000	124,000
salesforce.com, inc.[1]	2,712,000	103,544
Jabil Circuit, Inc.	4,598,500	93,717
Apple Inc.	225,000	89,118
TDK Corp.	2,474,000	85,435
Broadcom Corp., Class A	2,500,000	84,400
Infineon Technologies AG	4,767,300	39,900
TE Connectivity Ltd.	391,875	17,846
		5,556,187

Consumer staples 11.17%

British American Tobacco PLC	10,064,500	515,483
Nestlé SA	7,669,700	503,031
Anheuser-Busch InBev NV	4,779,050	425,430
Pernod Ricard SA	3,780,791	419,243
Shoprite Holdings Ltd.	19,757,926	370,772
SABMiller PLC	7,584,008	363,638
PepsiCo, Inc.	4,005,000	327,569
Costco Wholesale Corp.	2,700,000	298,539
Philip Morris International Inc.	3,152,500	273,069
Coca-Cola Co.	5,800,000	232,638
Unilever NV, depository receipts	5,270,000	207,540
Associated British Foods PLC	7,753,000	204,590
Japan Tobacco Inc.	5,218,000	184,403
Kimberly-Clark Corp.	1,415,000	137,453
Mead Johnson Nutrition Co.	1,485,000	117,656
Avon Products, Inc.	5,075,000	106,727
Mondelez International, Inc.	3,392,000	96,774
Procter & Gamble Co.	1,253,300	96,492
Wal-Mart de México, SAB de CV, Series V	29,667,984	83,526
Colgate-Palmolive Co.	1,430,000	81,925
Wesfarmers Ltd.	2,100,000	76,054
Danone SA	1,000,000	75,053
Imperial Tobacco Group PLC	1,707,000	59,195
Coca-Cola Amatil Ltd.	4,704,261	54,682
Unilever PLC	677,000	27,410
		5,338,892
Common stocks
		Value
Industrials 10.87%	Shares	(000)

United Technologies Corp.	5,270,000	$ 489,794
Delta Air Lines, Inc.[1]	25,000,000	467,750
Boeing Co.	3,892,000	398,696
United Continental Holdings, Inc.[1]	11,500,000	359,835
General Electric Co.	14,000,000	324,660
KONE Oyj, Class B	3,932,500	312,499
Schneider Electric SA	3,974,298	288,299
Rolls-Royce Holdings PLC[1]	14,725,000	253,971
European Aeronautic Defence and Space Co. EADS NV	4,255,326	227,456
Ryanair Holdings PLC (ADR)	3,869,499	199,395
Intertek Group PLC	3,514,428	156,242
Deere & Co.	1,900,000	154,375
Experian PLC	7,350,000	127,776
Union Pacific Corp.	827,000	127,590
Honeywell International Inc.	1,500,000	119,010
Vallourec SA	2,258,000	114,259
Geberit AG	423,000	104,927
ASSA ABLOY AB, Class B	2,584,100	101,266
W.W. Grainger, Inc.	400,500	100,998
Mitsubishi Heavy Industries, Ltd.	17,790,000	98,833
Marubeni Corp.	14,470,000	96,729
Parker-Hannifin Corp.	1,000,000	95,400
Eaton Corp. PLC	1,391,000	91,542
Michael Page International PLC	14,279,900	80,578
FANUC CORP.	495,800	71,886
Precision Castparts Corp.	300,000	67,803
Atlas Copco AB, Class B	2,083,456	44,676
Komatsu Ltd.	1,516,700	35,066
Lockheed Martin Corp.	300,000	32,538
Siemens AG	300,000	30,322
Cummins Inc.	192,000	20,824
		5,194,995

Energy 4.93%

Oil Search Ltd.	38,479,014	272,026
Canadian Natural Resources, Ltd.	7,145,000	201,435
Occidental Petroleum Corp.	2,170,000	193,629
Enbridge Inc.	4,510,000	189,586
Noble Energy, Inc.	3,120,000	187,325
EOG Resources, Inc.	1,381,608	181,930
FMC Technologies, Inc.[1]	2,716,844	151,274
Halliburton Co.	3,455,000	144,143
ConocoPhillips	1,800,000	108,900
Technip SA	997,262	101,264
Royal Dutch Shell PLC, Class B	2,585,998	85,586
Royal Dutch Shell PLC, Class B (ADR)	200,000	13,254
Schlumberger Ltd.	1,237,000	88,643
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	5,068,000	68,013
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	14,413
Cenovus Energy Inc. (CAD denominated)	1,772,600	50,564
Cenovus Energy Inc.	1,025,000	29,233
Baker Hughes Inc.	1,500,000	69,195
INPEX CORP.	14,685	61,299
Chevron Corp.	443,100	52,436
Common stocks
		Value
Energy (continued)	Shares	(000)

EnCana Corp.	3,000,000	$ 50,746
Transocean Ltd.	852,000	40,853
		2,355,747

Materials 4.02%

Linde AG	1,954,600	364,712
FMC Corp.	2,636,000	160,954
Syngenta AG	370,000	144,780
Monsanto Co.	1,350,000	133,380
First Quantum Minerals Ltd.	8,693,000	128,944
Alcoa Inc.	16,100,000	125,902
Glencore Xstrata PLC	29,230,000	120,991
Holcim Ltd	1,576,361	109,897
Potash Corp. of Saskatchewan Inc.	2,745,000	104,667
Rio Tinto PLC	2,410,000	98,345
Praxair, Inc.	800,000	92,128
Akzo Nobel NV	1,325,000	74,705
BASF SE	675,000	60,299
Dow Chemical Co.	1,580,000	50,829
BHP Billiton Ltd.	1,600,000	45,903
L'Air Liquide SA, bonus shares[2]	346,499	42,789
Impala Platinum Holdings Ltd.	3,865,000	36,362
United States Steel Corp.	1,500,000	26,295
		1,921,882

Telecommunication services 1.31%

SOFTBANK CORP.	5,151,700	300,750
Vodafone Group PLC	31,000,000	88,570
MTN Group Ltd.	4,450,000	82,832
Koninklijke KPN NV	30,000,000	62,362
América Móvil, SAB de CV, Series L (ADR)	2,525,800	54,936
NII Holdings, Inc., Class B1	5,500,000	36,685
		626,135

Utilities 0.29%

GDF SUEZ	6,948,347	136,072
Miscellaneous 4.81%

Other common stocks in initial period of acquisition		2,300,778
Total common stocks (cost: $30,099,903,000)		45,193,970
Convertible securities 0.01%
	Principal amount
Consumer staples 0.01%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR43,266	5,296
Total convertible securities (cost: $5,605,000)		5,296
Bonds, notes & other debt instruments 0.23%
	Principal amount	Value
U.S. Treasury bonds & notes 0.23%	(000)	(000)

U.S. Treasury 0.25% 2015	$ 28,325	$ 28,273
U.S. Treasury 4.00% 2015[3]	74,925	79,423
Total bonds, notes & other debt instruments (cost: $107,783,000)		107,696
Short-term securities 5.03%

Fannie Mae 0.10%–0.16% due 7/1/2013–3/3/2014	644,650	644,387
Freddie Mac 0.072%–0.17% due 7/9/2013–5/20/2014	590,500	590,208
Federal Home Loan Bank 0.07%–0.22% due 7/1/2013–6/25/2014	257,500	257,436
Australia & New Zealand Banking Group, Ltd. 0.16%–0.19% due 8/2–8/15/2013[4]	115,800	115,784
Nordea Bank Finland PLC 0.18%–0.19% due 9/6–10/4/2013[4]	108,000	107,941
National Australia Funding (Delaware) Inc. 0.16% due 8/2–9/3/2013[4]	87,300	87,284
Bank of Nova Scotia 0.165%–0.185% due 8/13–9/26/2013	82,000	81,975
Federal Farm Credit Banks 0.13%–0.19% due 8/8–11/20/2013	80,000	79,981
Commonwealth Bank of Australia 0.16% due 8/27/2013[4]	75,000	74,984
Sumitomo Mitsui Banking Corp. 0.18% due 7/24–8/14/2013[4]	74,700	74,688
Coca-Cola Co. 0.15% due 7/11/2013[4]	50,000	49,999
KfW 0.19% due 7/19/2013[4]	50,000	49,996
Nestlé Capital Corp. 0.17% due 8/12/2013[4]	38,000	37,997
Svenska Handelsbanken Inc. 0.18%–0.195% due 8/20–10/7/2013[4]	37,300	37,285
Old Line Funding, LLC 0.19% due 9/23/2013[4]	35,000	34,992
Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[4]	30,000	29,983
Reckitt Benckiser Treasury Services PLC 0.15% due 9/17/2013[4]	26,400	26,387
American Honda Finance Corp. 0.14% due 7/17/2013	25,000	24,998
Total short-term securities (cost $2,406,286,000)		2,406,305
Total investment securities (cost: $32,619,577,000)		47,713,267
Other assets less liabilities		84,951
Net assets		$47,798,218

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	7/11/2013	Bank of New York Mellon	$106,572	¥10,500,000	$ 699
Japanese yen	7/18/2013	Bank of America, N.A.	$39,305	¥3,700,000	1,997
Japanese yen	7/18/2013	Bank of America, N.A.	$101,036	¥10,000,000	202
Japanese yen	7/31/2013	Citibank	$111,512	¥10,900,000	1,597
					$4,495

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended June 30, 2013, appear below.

						Value
						of affiliate
					Dividend income	at 6/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Michael Page International PLC[5]	16,800,000	—	2,520,100	14,279,900	$1,461	—

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $42,789,000, which represented .09% of the net assets of the fund.

3A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $6,114,000, which represented .01% of the net assets of the fund.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $727,320,000, which represented 1.52% of the net assets of the fund.

5Unaffiliated issuer at 6/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 8,401,933	$ —	$—	$ 8,401,933
Financials	6,825,183	—	—	6,825,183
Health care	6,536,166	—	—	6,536,166
Information technology	5,556,187	—	—	5,556,187
Consumer staples	5,338,892	—	—	5,338,892
Industrials	5,194,995	—	—	5,194,995
Energy	2,355,747	—	—	2,355,747
Materials	1,879,093	42,789	—	1,921,882
Telecommunication services	626,135	—	—	626,135
Utilities	136,072	—	—	136,072
Miscellaneous	2,300,778	—	—	2,300,778
Convertible securities	—	5,296	—	5,296
Bonds, notes & other debt instruments	—	107,696	—	107,696
Short-term securities	—	2,406,305	—	2,406,305
Total	$45,151,181	$2,562,086	$—	$47,713,267

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,495	$—	$4,495

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,988,155
Gross unrealized depreciation on investment securities	(941,659)
Net unrealized appreciation on investment securities	15,046,496
Cost of investment securities for federal income tax purposes	32,666,771

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

¥ = Japanese yen

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-007-0813O-S37739

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2013